Schedule of Investments (unaudited)	iShares® MSCI Global Gold Miners ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
De Grey Mining Ltd.(a)(b)	2,856,086	$3,407,798
Newcrest Mining Ltd.	1,218,917	26,548,193
Resolute Mining Ltd.(a)	3,743,746	1,756,247
St. Barbara Ltd.	2,289,399	3,353,541
West African Resources Ltd.(a)	2,634,395	2,235,352
Westgold Resources Ltd.(a)	1,654,066	2,899,659
		40,200,790
Canada — 52.8%
Agnico Eagle Mines Ltd.	366,889	25,969,685
Alamos Gold Inc., Class A	1,021,153	9,264,382
Argonaut Gold Inc.(a)	910,658	2,374,548
B2Gold Corp.	2,514,743	12,864,626
Barrick Gold Corp.	3,813,068	90,398,798
Calibre Mining Corp.(a)	853,686	1,505,195
Centerra Gold Inc.	629,107	5,093,056
Eldorado Gold Corp.(a)	495,062	5,864,275
Endeavour Mining Corp.	477,788	11,532,882
Equinox Gold Corp.(a)	681,567	6,414,815
IAMGOLD Corp.(a)	1,449,132	5,218,099
Kinross Gold Corp.	2,906,529	23,410,063
Kirkland Lake Gold Ltd.	607,734	26,109,345
Lundin Gold Inc.(a)(b)	215,397	2,150,315
New Gold Inc.(a)	2,249,854	4,767,705
Pretium Resources Inc.(a)	469,730	5,334,792
SSR Mining Inc.	555,320	10,181,978
Torex Gold Resources Inc.(a)	296,365	4,329,988
Wesdome Gold Mines Ltd.(a)	392,695	3,617,976
Wheaton Precious Metals Corp.	925,470	43,873,736
Yamana Gold Inc.	2,338,295	12,136,178
		312,412,437
Indonesia — 0.9%
Aneka Tambang Tbk	29,415,300	5,046,747

Peru — 1.5%
Cia. de Minas Buenaventura SAA, ADR(a)	557,970	6,427,815
Hochschild Mining PLC	892,079	2,484,664
		8,912,479
Russia — 3.3%
Polymetal International PLC	813,185	19,283,634

South Africa — 10.0%
AngloGold Ashanti Ltd.	951,582	23,498,077
Security	Shares	Value

South Africa (continued)
DRDGOLD Ltd.	1,475,895	$1,878,014
Gold Fields Ltd.	2,054,128	25,903,092
Harmony Gold Mining Co. Ltd.	1,489,502	7,968,847
		59,248,030
Turkey — 0.5%
Koza Altin Isletmeleri AS(a)(b)	230,493	3,218,278

United Kingdom — 0.8%
Centamin PLC	3,216,643	5,014,611

United States — 23.0%
Coeur Mining Inc.(a)(b)	652,998	6,791,179
McEwen Mining Inc.(a)(b)	1,517,085	2,230,115
Newmont Corp.	1,731,374	127,221,362
		136,242,656
Total Common Stocks — 99.6%
(Cost: $476,617,936)		589,579,662

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	3,334,608	3,336,609
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	160,000	160,000
		3,496,609
Total Short-Term Investments — 0.6%
(Cost: $3,495,011)		3,496,609

Total Investments in Securities — 100.2%
(Cost: $480,112,947)		593,076,271

Other Assets, Less Liabilities — (0.2)%		(1,193,858)

Net Assets—100.0%		$591,882,413

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Gold Miners ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,578,219	$—	$(3,238,527	)(a)	$(2,282)	$(801)	$3,336,609	3,334,608	$56,664	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	—	(80,000	)(a)	—	—	160,000	160,000	131		—
					$(2,282)	$(801)	$3,496,609		$56,795		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P/TSX 60 Index	10	06/17/21	$1,951	$13,929

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$481,799,263	$107,780,399	$—	$589,579,662
Money Market Funds	3,496,609	—	—	3,496,609
	$485,295,872	$107,780,399	$—	$593,076,271
Derivative financial instruments(a)
Assets
Futures Contracts	$13,929	$—	$—	$13,929

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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